Unfavorable Lease (Detail) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Unfavorable Lease [Line Items]
Unfavorable lease agreements	3,924	3,924
Less: Accumulated amortization	(1,969)	(1,532)
Unfavorable lease agreements, net	1,955	2,392